Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Consolidated statement of comprehensive income
Profit/(loss) for the year		£ 3,312	£ (434)	[1]	£ 3,800	[1]
Items that do not qualify for reclassification
- other movements	[2]	(669)	4		(142)
Loss on fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(29)	(52)		(189)
FVOCI financial assets		13	(64)		(71)
Tax		164	42		28
Total - Items that do not qualify for reclassification		(521)	(70)		(374)
Items that do qualify for reclassification
FVOCI financial assets		(100)	44		(14)
Cash flow hedges		(848)	271		294
Currency translation		(382)	276		(1,836)
Tax		213	(89)		(170)
Total - Items that do qualify for reclassification		(1,117)	502		(1,726)
Other comprehensive (loss)/income after tax		(1,638)	432		(2,100)
Total comprehensive income/(loss) for the year		1,674	(2)		1,700
Attributable to:
Ordinary shareholders		1,308	(338)		1,044
Preference shareholders		19	26		39
Paid-in equity holders		299	355		367
Non-controlling interests		48	(45)		250
Total comprehensive income/(loss) for the year		£ 1,674	£ (2)		£ 1,700

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Following the purchase of ordinary shares from UKGI in March 2021, NatWest Group contributed £500 million to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million. There was also a pre-tax loss of £192 million (€224 million) in relation to the re-measurement of the Group’s Republic of Ireland pension schemes, primarily as a result of significant movements in underlying actuarial assumptions (2020: pre-tax gain of £72 million (€81 million)). In line with our policy, the present value of defined benefit obligations and the fair value of plan assets at the end of the reporting period, are assessed to identify significant market fluctuations and one-off events since the end of the prior financial year.